STATEMENT OF STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning Balance, Amount at Dec. 31, 2014		$ 218	$ 8,127,649	$ (8,195,626)	$ (67,759)
Beginning Balance, Shares at Dec. 31, 2014		21,757,175
Amortization of warrants granted for services, related parties			1,529,182		1,529,182
Amortization of warrants granted for services			319,986		319,986
Beneficial conversion feature of convertible note			167,011		167,011
Common stock issued on debt conversions, Amount		$ 567	226,821		227,388
Common stock issued on debt conversions, Shares		56,723,887
Exercise of warrants at $0.00001 per share, related party, Amount		$ 40			40
Exercise of warrants at $0.00001 per share, related party, Shares		4,000,000
Common stock cancelled, Amount		$ (2)	2
Common stock cancelled, Shares		(150,000)
Shares issued for services, Amount
Net loss				(2,601,407)	(2,601,407)
Ending Balance, Amount at Dec. 31, 2015		$ 823	10,370,651	(10,797,033)	(425,559)
Ending Balance, Shares at Dec. 31, 2015		82,331,062
Shares issued for services, Amount					58,800
Beginning Balance, Amount at Dec. 31, 2015		$ 823	10,370,651	(10,797,033)	(425,559)
Beginning Balance, Shares at Dec. 31, 2015		82,331,062
Amortization of warrants granted for services, related parties			25,030		25,030
Amortization of warrants granted for services			14,739		14,739
Common stock issued on debt conversions, Amount		$ 1,652	736,064		737,716
Common stock issued on debt conversions, Shares		165,196,985
Exercise of warrants at $0.00001 per share, related party, Amount		$ 200			200
Exercise of warrants at $0.00001 per share, related party, Shares		20,000,000
Common stock issued on equity line of credit, Amount		$ 280	143,240		143,520
Common stock issued on equity line of credit, Shares		27,952,890
Exercise of preferred stock warrants at $0.001 per share, related parties, Amount	$ 2,000				2,000
Exercise of preferred stock warrants at $0.001 per share, related parties, Shares	2,000,000
Exercise of cashless warrants at $0.00001 per share, Amount		$ 22	(22)
Exercise of cashless warrants at $0.00001 per share, Shares		2,248,846
Shares issued for serttlement of reimbursements, related party, Amount		$ 6	13,759		13,765
Shares issued for serttlement of reimbursements, related party, Shares		600,000
Shares issued for services, Amount		$ 63	70,558		70,621
Shares issued for services, Shares		6,226,867
Adjustments to derivative liability due to debt conversions			525,485		525,485
Net loss				(1,768,221)	(1,768,221)
Ending Balance, Amount at Dec. 31, 2016	$ 2,000	$ 3,046	$ 11,899,504	$ (12,565,254)	(660,704)
Ending Balance, Shares at Dec. 31, 2016	2,000,000	304,556,650
Shares issued for services, Amount
Net loss					(5,329,102)
Ending Balance, Amount at Mar. 31, 2017					$ (5,134,243)